Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net (loss)/income	$ 54,878	$ (29,216)	$ 1,313
Adjustments to reconcile net income/(loss) to net cash provided by operating activities
Unrealized loss/(gain) on non-designated derivative instruments	(25,124)	(791)	(2,762)
Depreciation and amortization	126,220	88,486	76,681
Payment of drydocking costs	(18,338)	(19,944)	(10,192)
Share-based compensation expense	869	1,373	1,245
Amortization of deferred financing costs	3,863	3,668	4,654
Share of results of equity method investments	(25,794)	(11,147)	(651)
Call option premium on redemption of 7.75% unsecured bond	0	0	236
Impairment losses on vessels	0	63,581	0
Profit from sale of vessel	(4,721)	0	0
Foreign exchange (gain)/loss on senior secured bonds	6,270	0	0
Changes in operating assets and liabilities
Accounts receivable	13,661	(7,874)	8,860
Insurance claim receivable	(3,858)	(8,007)	(975)
Bunkers and lubricant oils	3,958	(2,703)	1,217
Accrued income, prepaid expenses and other current assets	(9,541)	36,566	(20,771)
Accounts payable, accrued interest, accrued expenses and other liabilities	10,478	3,211	(4,118)
Amounts due from related parties	1,204	(16,412)	(12,075)
Net cash provided by operating activities	130,308	97,941	44,879
Cash flows from investing activities
Additions to vessels and equipment	(45,719)	(3,150)	(2,233)
Contributions to equity method investments	0	(4,000)	(17,354)
Distributions from equity method investments	27,469	16,183	0
Purchase of other property, plant and equipment and intangibles	(50)	(390)	(31)
Cash acquired with investment in Ultragas	0	17,477	0
Cash received from non-controlling interest	5,915	0	0
Net proceeds from sale of vessel	38,762	4,530	0
Insurance recoveries	9,263	2,407	3,467
Net cash (used in)/provided by investing activities	35,640	33,057	(16,151)
Cash flows from financing activities
Proceeds from secured term loan facilities and revolving credit facilities	139,273	18,000	51,000
Proceeds from revolving loan facility	0	0	185,000
Issuance of 8.00% senior unsecured bonds	0	0	100,000
Issuance cost of refinancing of vessel		0	(18)
Direct financing cost of secured term loan and revolving credit facilities	(1,874)	(26)	(1,939)
Direct financing cost of terminal credit facility		0	(72)
Repayment of senior bonds	(61,564)	0	(100,236)
Repurchase of share capital	(5,485)	0	0
Settlement of derivatives	(11,322)	0	0
Repayment of secured term loan facilities and revolving credit facilities	(186,430)	(77,726)	(260,167)
Repayment of refinancing of vessel to related parties	(6,738)	(6,342)	(6,845)
Net cash used in financing activities	(134,140)	(66,094)	(35,381)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(2,837)	48	(206)
Net increase/(decrease) in cash, cash equivalents and restricted cash	28,971	64,952	(6,859)
Cash, cash equivalents and restricted cash at beginning of period	124,223	59,271	66,130
Cash, cash equivalents and restricted cash at end of period	153,194	124,223	59,271
Supplemental Information
Total interest paid during the year, net of amounts capitalized	48,600	33,023	37,619
Total tax paid during the year	2,438	579	330
Senior Secured Bonds [Member]
Adjustments to reconcile net income/(loss) to net cash provided by operating activities
Foreign exchange (gain)/loss on senior secured bonds	(6,589)	(2,146)	1,931
Cash flows from financing activities
Issuance cost		0	(141)
Other [Member]
Adjustments to reconcile net income/(loss) to net cash provided by operating activities
Other unrealized foreign exchange loss/(gain)	0	$ (704)	286
2017 Senior Unsecured Bonds [Member]
Cash flows from financing activities
Issuance cost			$ (1,963)
Secured Bonds [Member]
Cash flows from financing activities
Issuance cost	$ 0